Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 27, 2019
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Sep. 27, 2019
Prospectus Date	Feb. 28, 2019
MFS® Strategic Income Fund | R6
Prospectus:
Trading Symbol	MFIWX
MFS® Strategic Income Fund | T
Prospectus:
Trading Symbol	MFIWX
MFS® Strategic Income Fund | I
Prospectus:
Trading Symbol	MFIIX
MFS® Strategic Income Fund | C
Prospectus:
Trading Symbol	MIOCX
MFS® Strategic Income Fund | B
Prospectus:
Trading Symbol	MIOBX
MFS® Strategic Income Fund | A
Prospectus:
Trading Symbol	MFIOX